Reporting entity (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026 $ / shares	Apr. 30, 2025 USD ($) Vessels $ / shares	Sep. 30, 2024 Vessels	Aug. 31, 2022 Vessels	Dec. 31, 2025 USD ($) Vessels $ / shares	Jun. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Disclosure Of Reporting Entity [Line Items]
Merger consideration per share | $ / shares					$ 35			$ 35
Impairment Reversal (Credit)								$ 137.0	$ (2,034.9)
Time charter period								twelve years
Aggregate commitment for time charter agreements					$ 2,300.0			$ 2,300.0
Total aggregate contractual commitment under time charter agreements					$ 1,100.0			1,100.0
Capacity of the container vessels chartered | Vessels		11,500			9,000
Repayment of lease liabilities on vessel acquisition								$ 52.0
Additional distribution of dividend approved, per ordinary share | $ / shares	$ 0.88	$ 3.17				$ 0.74	$ 0.06	$ 0.31
Additional distribution of dividend approved		$ 382.0				$ 89.0	$ 7.0	$ 37.0
Minimum [Member]
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered | Vessels					3,000
Maximum [Member]
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered | Vessels					5,000
Shell NA LNG, LLC
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered | Vessels			8,000	15,000
Period for the agreement				ten
Mediterranean Shipping Company (Msc)
Disclosure Of Reporting Entity [Line Items]
Period for the agreement			three years
Initial public offering
Disclosure Of Reporting Entity [Line Items]
Additional distribution of dividend approved								$ 106.0